Goodwill - Key Assumptions for Value-in-Use Calculations (Details)	Dec. 31, 2024	Dec. 31, 2023
Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%
Florida business segment | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	6.40%	5.90%
Florida business segment | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.70%	2.30%
Florida business segment | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.40%
Mid-Atlantic business segment | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.20%	4.10%
Mid-Atlantic business segment | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.80%	2.40%
Mid-Atlantic business segment | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.40%